Business Combination (Details 1) - Successor [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Assets
Current assets	$ 9,029	$ 7,080
Noncurrent assets	27,552
Total assets	36,581	31,803
Liabilities
Current liabilities	10,316	11,576
Noncurrent liabilities	867
Total liabilities	11,183	16,211	$ 17,942	$ 17,506
Total stockholders’ equity	25,398	15,592	13,633	16,268	$ 20,881
Total liabilities and equity	36,581	$ 31,803	$ 31,575	$ 33,774
Revenues	7,366
Net loss	$ (57,904)